Income taxes - Components of Current and Deferred Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax expense (recovery)
Current	$ 43,391	$ 38,139
Adjustment of prior year income tax expense	200	388
Current tax expense (recovery)	43,591	38,527
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(42,849)	(7,571)
Change in unrecognized deductible (taxable) temporary differences	14,675	(2,600)
Adjustment of prior year income tax expense (recovery)	226	(2,774)
Deferred tax expense (recovery)	$ (27,948)	$ (12,945)